Label	Element	Value
Direxion Daily AVGO Bear 1X ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(100.00%)
Direxion Daily AVGO Bear 1X ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(100.00%)